Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Australia—8.7%
Dexus	127,718	$926
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	401,504	591
NEXTDC Ltd.(2)	53,439	504
Scentre Group	240,000	514
		2,535

Belgium—1.6%
Warehouses De Pauw CVA	13,766	475
Canada—8.6%
Allied Properties Real Estate Investment Trust	24,800	737
Boardwalk Real Estate Investment Trust	33,100	878
Granite Real Estate Investment Trust	7,176	439
Summit Industrial Income REIT	44,100	473
		2,527

China—1.2%
GDS Holdings Ltd. ADR(2)	3,600	337
France—2.4%
Klepierre SA	31,831	715
Germany—10.5%
Aroundtown SA	146,640	1,096
Deutsche Wohnen SE	12,900	689
Vonovia SE	17,849	1,303
		3,088

Hong Kong—12.4%
Hysan Development Co., Ltd.	168,000	616
Link REIT	184,441	1,680
Swire Properties Ltd.	458,000	1,332
		3,628

India—1.8%
Ascendas India Trust	504,100	526
Ireland—2.9%
Irish Residential Properties REIT plc	466,000	852
Japan—23.5%
Ichigo Office REIT Investment Corp.	525	378
Invesco Office J-REIT, Inc.	6,934	1,015
Kenedix Office Investment Corp.	132	895
Kenedix Residential Next Investment Corp.	426	782
Mitsubishi Estate Co., Ltd.	116,200	1,865
Mitsui Fudosan Logistics Park, Inc.	199	1,008
Nippon Prologis REIT, Inc.	301	938
		6,881

Singapore—2.8%
Mapletree Industrial Trust	372,000	813
	Shares	Value

Spain—5.1%
Inmobiliaria Colonial Socimi SA	58,500	$573
Merlin Properties Socimi SA	97,800	930
		1,503

Sweden—4.7%
Catena AB	9,300	435
Kungsleden AB	85,500	937
		1,372

United Kingdom—11.9%
Derwent London plc	14,331	607
Safestore Holdings plc	60,726	648
Segro plc	36,368	471
UNITE Group plc (The)(2)	62,800	897
Workspace Group plc	81,000	852
		3,475

Total Common Stocks (Identified Cost $23,061)		28,727

Total Long-Term Investments—98.1% (Identified Cost $23,061)		28,727

TOTAL INVESTMENTS—98.1% (Identified Cost $23,061)		$28,727
Other assets and liabilities, net—1.9%		550
NET ASSETS—100.0%		$29,277

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.

Country Weightings†
Japan	24%
Hong Kong	12
United Kingdom	12
Germany	11
Australia	9
Canada	9
Spain	5
Other	18
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$28,727	$28,727	$—(1)
Total Investments	$28,727	$28,727	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2020.
See Notes to Schedule of Investments

DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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